Accounts Receivable, Net	12 Months Ended
Dec. 31, 2023
Receivables [Abstract]
Accounts Receivable, Net

4. ACCOUNTS RECEIVABLE, NET

Accounts receivable and allowance for credit losses consist of the following:

	As of December 31,
	2022	2023
	RMB	RMB	US$
	(in thousands)
Accounts receivable (Note)	2,113,454	1,633,511	230,075
Allowance for credit losses	(185,755)	(161,022)	(22,679)
	1,927,699	1,472,489	207,396

Note: It contains notes receivables of RMB130.83 million, RMB263.84 million (US$37.16million) for the years ended December 31, 2022 and 2023, respectively.

The movements in the allowance for credit losses were as follows:

		Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
	(in thousands)
Beginning balance	128,199	177,563	185,755	26,163
Additions charged to current expected credit loss	53,294	20,602	20,557	2,895
Reversal	—	(12,303)	(42,660)	(6,009)
Write off	(3,930)	(107)	(2,630)	(370)
Ending balance	177,563	185,755	161,022	22,679